Provision for Loan Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for loan losses beginning balance	$ 6,426,307	$ 2,208,708
Charge-offs		(91,812)
Provisions	55,299,749	4,650,887	$ 2,166,110
Foreign currency translation adjustment	2,568,634	(341,476)
Provision for loan losses ending balance	64,294,690	6,426,307	2,208,708
Ending balance: individually evaluated for impairment	64,195,127	5,020,771
Ending balance: collectively evaluated for impairment	99,563	1,405,536
Business loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for loan losses beginning balance	4,238,133	1,053,579
Charge-offs		(91,812)
Provisions	17,178,340	3,492,322
Foreign currency translation adjustment	948,603	(215,956)
Provision for loan losses ending balance	22,365,076	4,238,133	1,053,579
Ending balance: individually evaluated for impairment	22,308,497	3,728,072
Ending balance: collectively evaluated for impairment	56,579	510,061
Personal loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for loan losses beginning balance	2,188,174	1,155,129
Charge-offs
Provisions	38,121,409	1,158,565
Foreign currency translation adjustment	1,620,031	(125,520)
Provision for loan losses ending balance	41,929,614	2,188,174	$ 1,155,129
Ending balance: individually evaluated for impairment	41,886,630	1,292,699
Ending balance: collectively evaluated for impairment	$ 42,984	$ 895,475